UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

CITI INSTITUTIONAL ENHANCED
INCOME FUND

FORM N-Q
MAY 31, 2008

Notes to Schedule of Investments (unaudited)

Investments in Institutional Enhanced Portfolio, at value $31,421,696

1. Organization and Significant Accounting Policies

CitiSM Institutional Enhanced Income Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Institutional Trust (the “Trust”), a Maryland business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Institutional Enhanced Portfolio (the “Portfolio”), a series of Master Portfolio Trust, a management investment company that has the same management objectives of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of the Fund's investment in the Portfolio reflects the Fund’s proportionate interest (62.4% at May 31, 2008) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio's Notes to Schedule of Investments, which are included elsewhere in this report.

2. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Institutional Enhanced Portfolio

Schedule of Investments (unaudited)	May 31, 2008

Face
Amount	Security	Value
ASSET-BACKED SECURITIES — 9.6%
Home Equity — 8.8%
$1,875,446	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.682% due
	6/25/08 (a)	$1,635,297
1,007,373	GMAC Mortgage Corp. Loan Trust, 2.602% due 6/25/08 (a)	504,740
974,834	Indymac Home Equity Loan Asset-Backed Trust, 2.563% due 6/25/08 (a)	322,263
	SACO I Trust:
1,580,543	2.522% due 6/25/08 (a)	283,938
1,732,943	2.542% due 6/25/08 (a)	783,093
1,108,552	Wachovia Asset Securitization Inc., 2.822% due 6/25/08 (a)	899,040
	Total Home Equity	4,428,371
Automobiles — 0.8%
400,000	Hertz Vehicle Financing LLC, 2.592% due 6/25/08 (a)(b)	378,774
	TOTAL ASSET-BACKED SECURITIES
	(Cost — $8,682,929)	4,807,145
COLLATERALIZED MORTGAGE OBLIGATIONS — 37.7%
2,124,395	American Home Mortgage Assets, 3.105% due 6/25/08 (a)	1,439,455
231,539	American Home Mortgage Investment Trust, 2.542% due 6/25/08 (a)	230,800
970,543	Ameriquest Mortgage Securities Inc., 2.652% due 6/25/08 (a)	870,157
419,025	Banc of America Mortgage Securities, 5.750% due 6/25/08	419,929
1,194,796	Bayview Financial Asset Trust, 2.842% due 6/25/08 (a)(b)	978,024
	Countrywide Alternative Loan Trust:
1,557,225	2.709% due 6/20/08 (a)	1,199,884
544,619	5.386% due 6/20/08 (a)	428,238
49,465	2.692% due 6/25/08 (a)	45,964
1,541,068	FBR Securitization Trust, 2.622% due 6/30/08 (a)	1,427,571
811,182	IMPAC CMB Trust, 3.032% due 6/25/08 (a)	728,007
	Indymac Index Mortgage Loan Trust:
971,056	2.652% due 6/25/08 (a)	805,624
764,788	2.732% due 6/25/08 (a)	605,257
508,509	2.822% due 6/25/08 (a)	451,157
723,657	Lehman XS Trust, 2.612% due 6/25/08 (a)	597,147
397,740	Novastar Home Equity Loan, 2.697% due 6/28/08 (a)	353,713
	RAAC:
895,682	2.642% due 6/25/08 (a)(b)	758,956
1,200,808	2.662% due 6/25/08 (a)(b)	1,050,031
	Residential Accredit Loans Inc.:
7,528	2.462% due 6/25/08 (a)	7,528
1,016,882	2.732% due 6/25/08 (a)	989,673
282,779	Residential Funding Mortgage Securities II Inc., 2.502% due 6/25/08 (a)	280,741
78,343	Specialty Underwriting & Residential Finance, 2.742% due 6/25/08 (a)	65,997
807,637	Structured Adjustable Rate Mortgage Loan Trust, 2.592% due 6/25/08 (a)	706,797
495,360	Structured Asset Investment Loan Trust, 2.892% due 6/25/08 (a)	441,912
712,135	Structured Asset Mortgage Investments Inc., 6.641% due 6/20/08 (a)	588,253
	Thornburg Mortgage Securities Trust:
823,129	2.497% due 6/25/08 (a)	807,970
645,514	2.502% due 6/25/08 (a)	639,095
685,629	Truman Capital Mortgage Loan Trust, 2.822% due 6/25/08 (a)(b)	538,513
	Washington Mutual Inc.:
540,093	2.652% due 6/25/08 (a)	448,282
673,994	2.682% due 6/25/08 (a)	545,406
648,242	WMALT Mortgage Pass-Through Certificates, 2.642% due 6/25/08 (a)	509,820
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $22,332,432)	18,959,901

See Notes to Schedule of Investments.

1

Institutional Enhanced Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
CORPORATE BONDS & NOTES — 3.9%
FINANCIALS — 1.3%
Insurance — 1.3%
$650,000	Berkshire Hathaway Finance Corp., 3.016% due 7/11/08 (a)(b)	$649,204
INFORMATION TECHNOLOGY — 2.6%
Computers & Peripherals — 2.6%
1,300,000	IBM International Group Capital LLC, 3.253% due 7/29/08 (a)	1,303,562
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $1,950,000)	1,952,766
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.9%
U.S. Government Agencies — 12.9%
2,500,000	Federal Farm Credit Bank (FFCB), Bonds, 2.120% due 6/5/08 (a)	2,504,498
1,500,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 2.313% due 6/28/08 (a)	1,501,281
2,500,000	Federal National Mortgage Association (FNMA), Notes, 2.250% due 6/2/08 (a)	2,507,272
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $6,499,410)	6,513,051
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $39,464,771)	32,232,863
SHORT-TERM INVESTMENTS — 55.4%
Certificate of Deposit — 2.0%
1,000,000	PNC Bank N.A., 3.127% due 7/28/08 (a)	999,810
Certificates of Deposit (Yankee) — 5.0%
1,000,000	Canadian Imperial Bank, 2.410% due 7/7/08 (a)	1,000,000
1,500,000	Fortis Bank NY, 2.326% due 6/30/08 (a)	1,499,655
	Total Certificates of Deposit (Yankee)	2,499,655
Commercial Paper — 3.4%
700,000	Rabobank USA Financial Corp., 2.451% due 6/2/08 (c)	700,000
1,036,000	Sanpaolo IMI U.S. Financial Co., 2.451% due 6/2/08 (c)	1,036,000
	Total Commercial Paper	1,736,000
Corporate Bonds & Notes — 19.9%
1,000,000	Lehman Brothers Holdings Inc., Notes, 3.500% due 8/7/08	997,331
775,000	Morgan Stanley, 2.491% due 6/21/08 (a)	772,408
1,000,000	New York Life Global Funding, 2.403% due 3/30/09 (a)(b)	996,905
5,000,000	Steers CLN, 2.726% due 6/29/08 (a)(b)(d)	5,000,000
1,500,000	Toyota Motor Credit Corp., 2.744% due 10/6/08 (a)	1,499,696
750,000	Wachovia Mortgage FSB, Senior Note, 3.201% due 6/2/08 (a)	751,404
	Total Corporate Bonds & Notes	10,017,744
Medium-Term Notes — 5.4%
1,000,000	ANZ National International Ltd., 3.210% due 6/10/08 (a)(b)	999,286
750,000	Citigroup Funding Inc., 3.633% due 5/8/09 (a)	748,328
1,000,000	Royal Bank of Scotland PLC, 2.650% due 6/2/08 (a)(b)	999,656
	Total Medium-Term Notes	2,747,270

See Notes to Schedule of Investments.

2

Institutional Enhanced Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
U.S. Treasury Bill — 19.7%
10,000,000	U.S. Treasury Bills, 1.980% due 12/4/08 (c)	$9,899,900
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $27,895,091)	27,900,379
	TOTAL INVESTMENTS — 119.5% (Cost — $67,359,862#)	60,133,242
	Liabilities in Excess of Other Assets — (19.5)%	(9,795,379)
	TOTAL NET ASSETS — 100.0%	$50,337,863

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008. Date shown is the date of the next interest rate change.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

(d)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CMB    - Cash Management Bill
GMAC - General Motors Acceptance Corp.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Institutional Enhanced Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2008, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes market value. Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. When prices are readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees.

(b) Credit and Market Risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,517
Gross unrealized depreciation	(7,254,137)
Net unrealized depreciation	$(7,226,620)

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	July 29, 2008